ACCOUNTS PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 4 - ACCOUNTS PAYABLE – RELATED PARTIES

As of December 31, 2016 and 2015, the Company owed $0 and $233,109 to consultants, who were also stockholders, for services. In July 2016, the Company converted $228,109 of accounts payable – related parties into notes payable – related parties (see Note 8).